Consolidated Statement of Changes in Equity Unaudited - GBP (£) £ in Millions	Total	Total	Share capital	Share premium	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2020	£ 15,936	£ 15,774	£ 3,105	£ 5,620	£ 2,191	£ 28	£ 481	£ 1	£ 4,348	£ 162
Profit for the year	562	545							545	17
Other comprehensive (expense)/income, net of tax:
– Fair value reserve (debt instruments)	(4)	(4)				(4)
– Cash flow hedges	(200)	(200)					(200)
– Pension remeasurement	497	496							496	1
– Own credit adjustment	0
Total comprehensive income	855	837				(4)	(200)	0	1,041	18
Issue of other equity instruments	210	210			210
Repurchase of other equity instruments	(210)	(210)			(210)
Dividends on preference shares and other equity instruments	(83)	(83)							(83)
Ending balance at Jun. 30, 2021	16,708	16,528	3,105	5,620	2,191	24	281	1	5,306	180
Beginning balance at Dec. 31, 2021	16,102	16,102	3,105	5,620	2,191	25	107	1	5,053	0
Profit for the year	750	750							750
Other comprehensive (expense)/income, net of tax:
– Fair value reserve (debt instruments)	(5)	(5)				(5)
– Cash flow hedges	(782)	(782)					(782)
– Pension remeasurement	300	300							300
– Own credit adjustment	20	20							20
Total comprehensive income	283	283				(5)	(782)	0	1,070	0
Issue of other equity instruments	750	750			750
Repurchase of other equity instruments	(985)	(985)			(985)
Dividends on ordinary shares	(389)	(389)							(389)
Dividends on preference shares and other equity instruments	(88)	(88)							(88)
Ending balance at Jun. 30, 2022	£ 15,673	£ 15,673	£ 3,105	£ 5,620	£ 1,956	£ 20	£ (675)	£ 1	£ 5,646	£ 0